38. Commitments	12 Months Ended
Dec. 31, 2018
Commitments
Commitments

Leases

The Company and its subsidiary rent equipment and properties under various leases agreements with different maturity dates. Below is a list of minimum rental payments committed under such agreements:

5,895,699
2019	1,088,506
2020	1,132,046
2021	1,177,328
2022	1,224,421
2023	1,273,398